Risk management - Santander Corporate & Investment Banking (Details) - Santander Corporate and Investment Banking	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pessimistic scenario
Credit risk
GDP growth (as a percent)	3.00%	2.70%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	20.00%
Base scenario
Credit risk
GDP growth (as a percent)	3.60%	3.60%
Percentage of weightings associated with the macroeconomic scenarios	40.00%	60.00%
Optimistic scenario
Credit risk
GDP growth (as a percent)	3.80%	4.20%
Percentage of weightings associated with the macroeconomic scenarios	30.00%	20.00%